IMPAIRMENT (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Impairment [Line Items]
Impairment loss net of deferred tax recovery	$ 181.0
Impairment loss	$ 268.4	$ 6.4
Rio Figueroa NSR [Member]
Impairment [Line Items]
NSR royalty on production, percentage	3.00%
Weighted average [member]
Impairment [Line Items]
Discount rate used in current estimate of value in use	4.00%	5.50%